Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
In the ordinary course of business, the Company may execute transactions with various related parties. These transactions are consummated at terms equivalent to the prevailing market rates and terms at the time. Examples of such transactions may include lending or deposit arrangements, transfers of financial assets, services for administrative support, and other miscellaneous items.
The Company has granted loans to executive officers and directors and their affiliates. These loans, including the related principal additions, principal payments, and unfunded commitments are not material to the consolidated financial statements at December 31, 2017 and 2016. None of the related party loans were classified as non-accrual, past due, troubled debt restructurings, or potential problem loans at December 31, 2017 and 2016, with the exception of the loan discussed below.
IBERIABANK and several other financial institutions previously extended credit (the “Credit Facility”) under a multi-bank syndicated credit facility to Stone Energy Corporation (the “Borrower"). At the time of origination and subsequent restructure, one of the Company’s directors, David H. Welch, was the Chairman, President and Chief Executive Officer of the Borrower. IBERIABANK held approximately 6 percent of the total commitments from twelve banks under the Credit Facility. On December 14, 2016, the Borrower filed for Chapter 11 Bankruptcy with the U.S. Bankruptcy Court in the Southern District of Texas. On February 28, 2017, the Borrower’s confirmed Amended Joint Prepackaged Plan of Reorganization became effective, and the Borrower satisfied the entire amount due and owing to the financial institutions, which was the principal amount outstanding under the Credit Facility at the time of the bankruptcy filing. On that date, the Borrower emerged from the Chapter 11 Bankruptcy and entered into a new Exit Facility with the lenders, including IBERIABANK. The new Exit Facility, which replaced the Credit Facility, provides for a $200 million reserve-based credit facility with a maturity date of February 21, 2021. Interest on advances under the Exit Facility is calculated using LIBOR or the base rate, at the election of the Borrower, plus, in each case an applicable margin. IBERIABANK holds a 5.9 percent pro-rata share, or $11.8 million, of the $200 million